Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016 [2]
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 951,403	¥ 981,832
Total Liabilities	[1]	471,908	523,704
Assets which are pledged as collateral	[3]	703,293	800,509
Commitments	[4]	93,222	130,812
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[3]	0	0
Commitments	[4]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	663	953
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[3]	0	0
Commitments	[4]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets	[1]	127,425	174,854
Total Liabilities	[1]	39,877	56,325
Assets which are pledged as collateral	[3]	75,382	113,869
Commitments	[4]	7,000	7,000
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	1,544	2,055
Total Liabilities	[1]	16	40
Assets which are pledged as collateral	[3]	0	0
Commitments	[4]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	50,411	24,882
Total Liabilities	[1]	2,027	9,657
Assets which are pledged as collateral	[3]	5,567	17,336
Commitments	[4]	1,995	2,422
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	338,138	381,313
Total Liabilities	[1]	228,935	256,620
Assets which are pledged as collateral	[3]	307,315	346,169
Commitments	[4]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	18,683	21,550
Total Liabilities	[1]	17,202	20,548
Assets which are pledged as collateral	[3]	18,683	21,550
Commitments	[4]	0	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	212,153	159,593
Total Liabilities	[1]	111,404	82,535
Assets which are pledged as collateral	[3]	127,993	88,119
Commitments	[4]	84,227	121,390
Other VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	202,386	216,632
Total Liabilities	[1]	72,447	97,979
Assets which are pledged as collateral	[3]	168,353	213,466
Commitments	[4]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The amounts as of March 31, 2016 were disclosed according to ASC 810 ("Consolidation") before amendment, and were not adjusted to reflect the Accounting Standards Update 2015-02 ("Amendments to the Consolidation Analysis"-ASC 810 ("Consolidation")).
[3]	The assets are pledged as collateral by VIE for financing of the VIE.
[4]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.